Property, Plant and Equipment	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment
Property, Plant and Equipment

7.Property, Plant and Equipment

The total acquisitions for the nine months ended September 30, 2022 amount to €484,000 (2021: €1.3 million) and were mainly related to furniture and office equipment and laboratory equipment.

The depreciation charge amounts to €296,000 in 2022 and to €145,000 in 2021 for the nine months ended September 30.